Note 14 - Employee Benefits - Activity Related to Restricted Stock Units Awarded (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Nonvested (in shares) | shares	66,362
Nonvested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 23.52
Granted (in shares) | shares	29,193
Granted, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 22.50
Vested (in shares) | shares	(18,622)
Vested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 24.02
Nonvested (in shares) | shares	76,933
Nonvested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 23.01
Expected to vest at December 31, 2021 (in shares) | shares	60,368
Expected to vest at December 31, 2021 (in dollars per share) | $ / shares	$ 22.56